Investment in Financial Assets	12 Months Ended
Dec. 31, 2022
Investment in Financial Assets [Abstract]
INVESTMENT IN FINANCIAL ASSETS
NOTE 8:-	INVESTMENT IN FINANCIAL ASSETS

On November 17, 2022, the Company invested $1,500 in the initial public offering of Clearmind Medicine Inc. (“Clearmind”) and received 230,769 common shares of Clearmind, resulting in the Company holding 9.33% of share capital of Clearmind. Clearmind is a psychedelic pharmaceutical biotech company focused on the discovery and development of novel psychedelic-derived therapeutics to solve widespread and underserved health problems, including alcohol use disorder. Its primary objective is to research and develop psychedelic-based compounds and attempt to commercialize them as regulated medicines, foods or supplements. Shares of Clearmind are listed for trading on Nasdaq and the Canadian Securities Exchange under the symbol “CMND” and the Frankfurt Stock Exchange under the symbol “CWY.”   As of December 31, 2022, the listed share price of Clearmind on Nasdaq was $3.16, and the Company has recorded a loss in its statements of comprehensive loss of $771 on its investment.